Earnings Per Share (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

11. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing Net Loss Attributable to Stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.

OP units held by limited partners other than us are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Partnership Agreement.
The impact of OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the OP units based on dividends declared and the units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements as of June 30, 2018 and 2017.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the three and six months ended June 30, 2018 and 2017 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Numerator:
Net loss attributable to stockholders - basic	$(11,351)	$(1,193)	$(12,951)	$(87)
Net loss attributable to convertible OP units(1)	(2,756)	(28)	(3,090)	—
Net loss attributable to stockholders and convertible noncontrolling interests - diluted	$(14,107)	$(1,221)	$(16,041)	$(87)
Denominator:
Weighted-average shares - basic	184,450	183,126	185,171	183,178
OP units(1)	44,453	2,785	44,453	2,785
Adjusted weighted-average shares - diluted	228,903	185,911	229,624	185,963
Earnings per common share:
Net loss attributable to stockholders - basic and diluted	$(0.06)	$(0.01)	$(0.07)	$(0.00)
(1) OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 13), as well as units issued as part of the PELP transaction (Note 4), all of which are convertible into common shares. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Income Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all years presented.
As of June 30, 2018, approximately 1.0 million unvested restricted stock awards granted to employees and directors were outstanding. These securities were anti-dilutive and, as a result, were excluded from the weighted-average common shares used to calculate diluted EPS. The unvested restricted stock awards outstanding at June 30, 2017, were immaterial. There were 2.9 million unvested Class B units outstanding as of June 30, 2017. As these units were unvested, they were not included in the diluted earnings per share calculation. We had no unvested Class B units outstanding as of June 30, 2018.

13. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing the income available to common stockholders by the weighted-average number of common stock shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.
OP units held by limited partners other than us, as well as previously held Class B units prior to the completion of the PELP transaction, are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Partnership Agreement. Phantom stock units are not considered participating securities, as they are not convertible into common stock. The impact of these Class B and OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the Class B and OP units based on dividends declared and the units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements as of December 31, 2017, 2016, and 2015.
Since the OP units are convertible, they were treated as potentially dilutive in the diluted earnings per share computations for the years ended December 31, 2017, 2016, and 2015. There were 2.6 million and 2.1 million unvested Class B units outstanding as of December 31, 2016 and 2015, respectively. As these units were unvested, they were not included in the diluted earnings per share calculation.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2017, 2016, and 2015 (in thousands, except per share amounts):

	2017	2016	2015
Numerator:
Net (loss) income attributable to stockholders - basic	$(38,391)	$8,932	$13,360
Net (loss) income attributable to convertible OP units(1)	(3,470)	111	201
Net (loss) income - diluted	$(41,861)	$9,043	$13,561
Denominator:
Weighted-average shares - basic	183,784	183,876	183,678
Conversion of OP units(1)	12,713	2,785	2,716
Effect of dilutive restricted stock awards	—	4	—
Adjusted weighted-average shares - diluted	196,497	186,665	186,394
Earnings per common share:
Basic and diluted	$(0.21)	$0.05	$0.07
(1) OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 15), as well as units issued as part of the PELP transaction (see Note 3), all of which are convertible into common shares. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Loss (Income) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator because these OP units were included in the denominator for all years presented.
As of December 31, 2017, 17,200 restricted stock awards were outstanding. These securities were anti-dilutive and, as a result, were excluded from the weighted-average common shares used to calculate diluted EPS.